Organization and Description of Business	12 Months Ended
Dec. 31, 2024
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ReTo Eco-Solutions, Inc. (“ReTo”) is a business company established under the laws of the British Virgin Islands on August 7, 2015 as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). ReTo and its subsidiaries are collectively referred to as the Company. ReTo, through its subsidiaries, is engaged in manufacture and distribution of ecological environment protection equipment, intelligent mining equipment and related consultation and technological services for the years ended December 31, 2024,2023 and 2022.

As of December 31, 2024, the consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
New REIT International Co., Limited (“New REIT”)**	Hong Kong, China	100%
Sunoro Holdings Limited (“Sunoro Holdings”)	Hong Kong, China	100%
Beijing ReTo Hengda Technology Co., Ltd. (“Reto Hengda”)*	Beijing, China	100%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”)	Beijing, China	100%
Honghe ReTo Ecological Technology Co., Ltd. (“Honghe ReTo”)	Yunnan, China	100%
Beijing ReTo Hengye Technology Co., Ltd., (“ReTo Hengye”)*	Beijing, China	100%

●

* On April 8, 2025, Sunoro Hengda (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengda Technology Co., Ltd.”

* On April 10, 2025, Senrui Bochuang (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengye Technology Co., Ltd.,”

●	** On January 29, 2024, the Company registered a new subsidiary in Hong Kong named “New REIT”